PGIM Government Income Fund
Schedule of Investments  (unaudited)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 100.0%
Asset-Backed Securities 3.3%
Collateralized Loan Obligations
Birch Grove CLO Ltd. (Cayman Islands), Series 2024-11A, Class A1, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.024%(c)	01/22/38	2,050	$2,056,723
Marble Point CLO Ltd. (Cayman Islands), Series 2020-02A, Class A1R2, 144A, 3 Month SOFR + 1.210% (Cap N/A, Floor 1.210%)	4.883(c)	03/15/38	1,500	1,501,733
OHA Credit Partners (Cayman Islands), Series 2021-16A, Class AR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.025(c)	10/18/37	1,750	1,754,371
Texas Debt Capital CLO Ltd. (Cayman Islands), Series 2025-01A, Class A1, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)	4.807(c)	04/24/38	2,000	1,998,715

Total Asset-Backed Securities (cost $7,308,453)				7,311,542
Commercial Mortgage-Backed Securities 14.5%
Barclays Commercial Mortgage Securities Trust, Series 2019-C04, Class A4	2.661	08/15/52	2,363	2,250,933
Fannie Mae-Aces,
Series 2019-M22, Class A2	2.522	08/25/29	5,139	4,870,204
Series 2021-M01G, Class A2	1.468(cc)	11/25/30	2,500	2,207,067
Series 2022-M03, Class A2	1.707(cc)	11/25/31	8,500	7,373,139
Series 2022-M13, Class A2	2.586(cc)	06/25/32	5,000	4,514,427
FHLMC Multifamily Structured Pass-Through Certificates,
Series K075, Class A2	3.650(cc)	02/25/28	4,964	4,915,701
Series K151, Class A3	3.511	04/25/30	900	871,534
Series K152, Class A2	3.080	01/25/31	375	354,774
Series K512, Class A2	5.000	11/25/28	4,606	4,668,277

Total Commercial Mortgage-Backed Securities (cost $33,411,221)				32,026,056
Corporate Bond 0.2%
Diversified Financial Services
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes, Series RR (cost $502,059)	4.300	12/15/28	500	501,149
U.S. Government Agency Obligations 52.3%
Fannie Mae Principal Strips, MTN	4.359(s)	05/15/30	115	97,577
Federal Farm Credit Bank	1.680	09/17/35	160	122,353
Federal Farm Credit Bank	1.730	09/22/31	600	521,014
Federal Farm Credit Bank	1.770	02/04/31	1,245	1,105,467
Federal Farm Credit Bank	1.900	10/21/30	196	176,422
Federal Farm Credit Bank	2.020	07/02/40	48	32,675
Federal Farm Credit Bank	2.040	03/19/40	1,330	913,767
Federal Farm Credit Bank	2.150	12/01/31	3,430	3,055,041
Federal Farm Credit Bank	2.200	12/09/31	1,545	1,370,726
Federal Farm Credit Bank	2.350	03/10/36	365	294,013
Federal Farm Credit Bank	2.400	03/24/36	254	205,353
Federal Farm Credit Bank	2.460	02/05/35	925	771,731
Federal Farm Credit Bank	2.490	05/19/36	300	242,740
Federal Farm Credit Bank	2.500	04/14/36	455	375,096
Federal Farm Credit Bank	4.390	03/27/29	400	401,423
Federal Home Loan Bank	1.250(cc)	02/10/31	485	424,164
Federal Home Loan Bank	1.350	02/18/31	80	69,535
Federal Home Loan Bank	1.750	06/20/31	980	860,759
Federal Home Loan Bank	1.790	12/21/35	1,065	816,071
Federal Home Loan Bank	1.870	02/08/36	345	264,565
Federal Home Loan Bank	2.050	05/12/31	190	169,921

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Bank	2.090%	02/22/36	325	$255,453
Federal Home Loan Bank	2.250	05/18/40	30	20,962
Federal Home Loan Bank	2.340	03/26/40	20	14,348
Federal Home Loan Bank	2.470	04/30/40	25	18,202
Federal Home Loan Bank	2.590	03/19/40	35	25,959
Federal Home Loan Bank	3.000	03/17/31	100	94,171
Federal Home Loan Bank	3.000	05/27/31	140	132,216
Federal Home Loan Mortgage Corp.,
MTN	1.220	08/19/30	280	245,874
MTN	1.300	08/12/30	62	54,661
MTN	1.460	08/17/35	280	209,643
MTN	1.899(s)	11/15/38	1,680	911,323
MTN	2.150	07/13/40	40	27,685

Federal Home Loan Mortgage Corp.	1.500	01/01/36	129	116,813
Federal Home Loan Mortgage Corp.	1.500	02/01/36	52	47,274
Federal Home Loan Mortgage Corp.	2.000	01/01/32	91	86,960
Federal Home Loan Mortgage Corp.	2.000	08/01/51	366	294,183
Federal Home Loan Mortgage Corp.	2.000	03/01/52	453	363,784
Federal Home Loan Mortgage Corp.	2.500	05/01/28	110	108,441
Federal Home Loan Mortgage Corp.	2.500	05/01/28	135	133,327
Federal Home Loan Mortgage Corp.	2.500	03/01/30	129	125,446
Federal Home Loan Mortgage Corp.	2.500	10/01/32	150	143,161
Federal Home Loan Mortgage Corp.	2.500	11/01/46	790	682,002
Federal Home Loan Mortgage Corp.	2.500	11/01/50	2,283	1,947,948
Federal Home Loan Mortgage Corp.	3.000	10/01/28	15	14,581
Federal Home Loan Mortgage Corp.	3.000	06/01/29	61	59,923
Federal Home Loan Mortgage Corp.	3.000	12/01/30	121	118,387
Federal Home Loan Mortgage Corp.	3.000	01/01/37	302	285,804
Federal Home Loan Mortgage Corp.	3.000	04/01/43	543	495,796
Federal Home Loan Mortgage Corp.	3.000	07/01/43	574	523,476
Federal Home Loan Mortgage Corp.	3.000	11/01/46	209	187,237
Federal Home Loan Mortgage Corp.	3.000	01/01/47	676	603,726
Federal Home Loan Mortgage Corp.	3.000	04/01/52	1,490	1,304,540
Federal Home Loan Mortgage Corp.	3.500	11/01/37	132	126,697
Federal Home Loan Mortgage Corp.	3.500	06/01/42	377	354,668
Federal Home Loan Mortgage Corp.	3.500	06/01/43	281	263,997
Federal Home Loan Mortgage Corp.	3.500	07/01/43	811	759,445
Federal Home Loan Mortgage Corp.	3.500	07/01/47	917	850,359
Federal Home Loan Mortgage Corp.	3.500	08/01/47	693	642,537
Federal Home Loan Mortgage Corp.	3.500	10/01/47	65	59,797
Federal Home Loan Mortgage Corp.	4.000	06/01/26	—(r)	156
Federal Home Loan Mortgage Corp.	4.000	09/01/26	—(r)	103
Federal Home Loan Mortgage Corp.	4.000	11/01/39	274	266,678
Federal Home Loan Mortgage Corp.	4.000	09/01/40	169	164,539
Federal Home Loan Mortgage Corp.	4.000	12/01/40	109	105,592
Federal Home Loan Mortgage Corp.	4.000	12/01/40	134	130,112
Federal Home Loan Mortgage Corp.	4.000	04/01/42	222	214,434
Federal Home Loan Mortgage Corp.	4.000	04/01/42	304	294,669
Federal Home Loan Mortgage Corp.	4.000	05/01/46	329	313,933
Federal Home Loan Mortgage Corp.	4.000	08/01/46	108	103,066
Federal Home Loan Mortgage Corp.	4.000	12/01/46	86	82,334
Federal Home Loan Mortgage Corp.	4.000	07/01/47	177	168,473
Federal Home Loan Mortgage Corp.	4.000	08/01/47	63	59,691
Federal Home Loan Mortgage Corp.	4.000	08/01/47	185	176,138
Federal Home Loan Mortgage Corp.	4.000	05/01/52	282	264,771
Federal Home Loan Mortgage Corp.	4.000	06/01/53	776	727,796
Federal Home Loan Mortgage Corp.	4.500	09/01/39	362	358,923
Federal Home Loan Mortgage Corp.	4.500	07/01/47	65	63,667
Federal Home Loan Mortgage Corp.	4.500	07/01/47	74	72,863
Federal Home Loan Mortgage Corp.	4.500	08/01/47	212	207,693
Federal Home Loan Mortgage Corp.	4.500	09/01/52	7,578	7,305,328

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Federal Home Loan Mortgage Corp.	4.500%	06/01/53	918	$884,749
Federal Home Loan Mortgage Corp.	5.000	06/01/33	173	171,977
Federal Home Loan Mortgage Corp.	5.000	03/01/34	8	7,703
Federal Home Loan Mortgage Corp.	5.000	05/01/34	19	18,781
Federal Home Loan Mortgage Corp.	5.000	05/01/34	100	100,588
Federal Home Loan Mortgage Corp.	5.000	02/01/48	81	81,250
Federal Home Loan Mortgage Corp.	5.000	01/01/53	1,322	1,309,083
Federal Home Loan Mortgage Corp.	5.000	02/01/53	683	675,684
Federal Home Loan Mortgage Corp.	5.000	08/01/53	1,458	1,442,210
Federal Home Loan Mortgage Corp.	5.500	05/01/37	31	32,037
Federal Home Loan Mortgage Corp.	5.500	01/01/38	25	25,791
Federal Home Loan Mortgage Corp.	5.500	11/01/52	1,621	1,637,334
Federal Home Loan Mortgage Corp.	6.000	12/01/33	10	9,758
Federal Home Loan Mortgage Corp.	6.000	09/01/34	54	55,369
Federal Home Loan Mortgage Corp.	6.500	09/01/32	12	12,504
Federal Home Loan Mortgage Corp.	6.500	09/01/32	16	16,412
Federal Home Loan Mortgage Corp.	7.000	09/01/32	16	17,007
Federal National Mortgage Assoc.	1.301(s)	11/15/30	1,355	1,124,781
Federal National Mortgage Assoc.	1.500	02/01/36	149	134,641
Federal National Mortgage Assoc.	1.500	04/01/36	58	52,017
Federal National Mortgage Assoc.	1.500	11/01/50	2,380	1,822,405
Federal National Mortgage Assoc.	1.780	11/16/35	100	76,690
Federal National Mortgage Assoc.	2.000	TBA	750	599,765
Federal National Mortgage Assoc.	2.000	08/01/31	117	111,118
Federal National Mortgage Assoc.	2.000	05/01/36	930	855,043
Federal National Mortgage Assoc.	2.000	06/01/40	473	412,432
Federal National Mortgage Assoc.	2.000	02/01/41	3,287	2,865,374
Federal National Mortgage Assoc.(k)	2.000	10/01/50	9,404	7,603,139
Federal National Mortgage Assoc.	2.500	06/01/28	33	32,803
Federal National Mortgage Assoc.	2.500	08/01/28	65	63,642
Federal National Mortgage Assoc.	2.500	08/01/29	16	15,422
Federal National Mortgage Assoc.	2.500	05/01/41	627	560,760
Federal National Mortgage Assoc.	2.500	06/01/41	967	864,535
Federal National Mortgage Assoc.	2.500	02/01/43	106	93,789
Federal National Mortgage Assoc.	2.500	12/01/46	513	442,195
Federal National Mortgage Assoc.	2.500	01/01/50	1,132	959,121
Federal National Mortgage Assoc.	2.500	03/01/50	165	140,786
Federal National Mortgage Assoc.	2.500	05/01/52	722	616,593
Federal National Mortgage Assoc.	3.000	01/01/27	14	13,909
Federal National Mortgage Assoc.	3.000	08/01/28	99	97,703
Federal National Mortgage Assoc.	3.000	02/01/31	112	109,592
Federal National Mortgage Assoc.	3.000	11/01/36	108	101,721
Federal National Mortgage Assoc.	3.000	12/01/42	593	540,214
Federal National Mortgage Assoc.	3.000	02/01/43	272	247,737
Federal National Mortgage Assoc.	3.000	03/01/43	233	211,639
Federal National Mortgage Assoc.	3.000	04/01/43	254	231,572
Federal National Mortgage Assoc.	3.000	06/01/43	114	103,496
Federal National Mortgage Assoc.	3.000	06/01/43	223	203,016
Federal National Mortgage Assoc.	3.000	09/01/46	616	552,299
Federal National Mortgage Assoc.	3.000	11/01/46	733	655,576
Federal National Mortgage Assoc.	3.000	01/01/47	89	80,014
Federal National Mortgage Assoc.	3.000	12/01/49	479	424,124
Federal National Mortgage Assoc.	3.500	12/01/30	15	14,535
Federal National Mortgage Assoc.	3.500	11/01/32	513	501,875
Federal National Mortgage Assoc.	3.500	02/01/33	29	28,059
Federal National Mortgage Assoc.	3.500	05/01/33	47	46,250
Federal National Mortgage Assoc.	3.500	10/01/41	516	485,865
Federal National Mortgage Assoc.	3.500	12/01/41	157	148,112
Federal National Mortgage Assoc.	3.500	03/01/42	179	168,885
Federal National Mortgage Assoc.	3.500	05/01/42	689	642,293
Federal National Mortgage Assoc.	3.500	12/01/42	561	525,260

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Federal National Mortgage Assoc.	3.500%	03/01/43	206	$192,794
Federal National Mortgage Assoc.	3.500	06/01/45	1,242	1,156,578
Federal National Mortgage Assoc.	3.500	01/01/46	320	297,162
Federal National Mortgage Assoc.	3.500	04/01/48	978	900,816
Federal National Mortgage Assoc.	3.500	04/01/52	1,409	1,282,012
Federal National Mortgage Assoc.	4.000	09/01/40	288	279,693
Federal National Mortgage Assoc.	4.000	01/01/41	364	354,346
Federal National Mortgage Assoc.	4.000	09/01/44	241	231,439
Federal National Mortgage Assoc.	4.000	06/01/47	855	812,843
Federal National Mortgage Assoc.	4.000	06/01/47	939	893,283
Federal National Mortgage Assoc.	4.000	08/01/47	191	181,392
Federal National Mortgage Assoc.	4.000	09/01/47	1,131	1,077,816
Federal National Mortgage Assoc.	4.000	10/01/47	564	536,150
Federal National Mortgage Assoc.	4.000	11/01/47	642	610,473
Federal National Mortgage Assoc.	4.000	01/01/49	781	740,661
Federal National Mortgage Assoc.	4.336(s)	03/17/31	290	234,866
Federal National Mortgage Assoc.	4.500	04/01/41	210	208,318
Federal National Mortgage Assoc.	4.500	05/01/41	218	215,638
Federal National Mortgage Assoc.	4.500	01/01/45	79	77,924
Federal National Mortgage Assoc.	4.500	12/01/47	552	537,437
Federal National Mortgage Assoc.	4.500	06/01/48	115	111,716
Federal National Mortgage Assoc.	4.500	10/01/48	432	421,679
Federal National Mortgage Assoc.	4.500	06/01/52	804	775,469
Federal National Mortgage Assoc.	5.000	12/01/31	35	35,002
Federal National Mortgage Assoc.	5.000	03/01/34	86	86,579
Federal National Mortgage Assoc.	5.000	07/01/35	38	38,226
Federal National Mortgage Assoc.	5.000	09/01/35	33	32,962
Federal National Mortgage Assoc.	5.000	11/01/35	28	28,492
Federal National Mortgage Assoc.	5.000	05/01/36	14	14,378
Federal National Mortgage Assoc.	5.000	07/01/52	2,322	2,298,887
Federal National Mortgage Assoc.	5.000	03/01/53	1,120	1,107,256
Federal National Mortgage Assoc.	5.000	04/01/54	374	368,868
Federal National Mortgage Assoc.	5.500	02/01/34	92	92,661
Federal National Mortgage Assoc.	5.500	09/01/34	175	175,933
Federal National Mortgage Assoc.	5.500	02/01/35	128	130,521
Federal National Mortgage Assoc.	5.500	06/01/35	39	39,755
Federal National Mortgage Assoc.	5.500	06/01/35	61	61,727
Federal National Mortgage Assoc.	5.500	09/01/35	115	115,468
Federal National Mortgage Assoc.	5.500	10/01/35	95	95,553
Federal National Mortgage Assoc.	5.500	11/01/35	50	50,739
Federal National Mortgage Assoc.	5.500	11/01/35	76	77,503
Federal National Mortgage Assoc.	5.500	11/01/36	3	2,667
Federal National Mortgage Assoc.	5.500	10/01/52	325	327,733
Federal National Mortgage Assoc.	6.000	09/01/33	—(r)	286
Federal National Mortgage Assoc.	6.000	02/01/34	—(r)	52
Federal National Mortgage Assoc.	6.000	06/01/34	—(r)	32
Federal National Mortgage Assoc.	6.000	09/01/34	—(r)	32
Federal National Mortgage Assoc.	6.000	09/01/34	4	4,225
Federal National Mortgage Assoc.	6.000	09/01/34	7	7,228
Federal National Mortgage Assoc.	6.000	11/01/34	3	2,601
Federal National Mortgage Assoc.	6.000	11/01/34	13	13,786
Federal National Mortgage Assoc.	6.000	02/01/35	—(r)	9
Federal National Mortgage Assoc.	6.000	03/01/35	2	2,163
Federal National Mortgage Assoc.	6.000	04/01/35	—(r)	203
Federal National Mortgage Assoc.	6.000	12/01/35	45	46,311
Federal National Mortgage Assoc.	6.000	01/01/36	113	117,493
Federal National Mortgage Assoc.	6.000	05/01/36	32	33,061
Federal National Mortgage Assoc.	6.000	05/01/36	187	194,518
Federal National Mortgage Assoc.	6.000	09/01/53	1,533	1,568,317
Federal National Mortgage Assoc.	6.500	07/01/32	95	99,179
Federal National Mortgage Assoc.	6.500	08/01/32	47	48,815

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Federal National Mortgage Assoc.	6.500%	09/01/32	11	$11,683
Federal National Mortgage Assoc.	6.500	10/01/32	21	21,370
Federal National Mortgage Assoc.	6.500	10/01/32	106	110,571
Federal National Mortgage Assoc.	6.500	10/01/37	96	100,914
Federal National Mortgage Assoc.	7.000	12/01/31	43	45,588
Federal National Mortgage Assoc.	7.000	09/01/33	42	44,909
Federal National Mortgage Assoc.	7.000	11/01/33	44	46,812
Federal National Mortgage Assoc.	7.000	12/01/53	569	602,113
Freddie Mac Strips	5.389(s)	07/15/32	420	318,587
Government National Mortgage Assoc.	2.000	10/20/51	266	218,043
Government National Mortgage Assoc.	2.500	12/20/46	128	111,115
Government National Mortgage Assoc.	2.500	04/20/52	678	580,448
Government National Mortgage Assoc.	3.000	03/15/45	416	372,044
Government National Mortgage Assoc.	3.000	07/20/45	945	852,330
Government National Mortgage Assoc.	3.000	07/20/46	458	411,855
Government National Mortgage Assoc.	3.000	08/20/46	861	774,779
Government National Mortgage Assoc.	3.000	10/20/46	69	62,407
Government National Mortgage Assoc.	3.500	04/20/42	96	90,317
Government National Mortgage Assoc.	3.500	01/20/43	604	568,178
Government National Mortgage Assoc.	3.500	04/20/43	269	252,709
Government National Mortgage Assoc.	3.500	03/20/45	357	330,536
Government National Mortgage Assoc.	3.500	04/20/45	191	177,135
Government National Mortgage Assoc.	3.500	07/20/46	693	636,576
Government National Mortgage Assoc.	3.500	03/20/47	66	61,427
Government National Mortgage Assoc.	3.500	07/20/47	400	368,963
Government National Mortgage Assoc.	3.500	02/20/48	869	800,561
Government National Mortgage Assoc.	3.500	11/20/48	225	207,489
Government National Mortgage Assoc.	3.500	01/20/49	200	184,896
Government National Mortgage Assoc.	3.500	05/20/49	315	290,142
Government National Mortgage Assoc.	4.000	02/20/41	125	120,143
Government National Mortgage Assoc.	4.000	06/20/44	251	240,868
Government National Mortgage Assoc.	4.000	08/20/44	78	74,524
Government National Mortgage Assoc.	4.000	11/20/45	149	143,196
Government National Mortgage Assoc.	4.000	11/20/46	136	130,438
Government National Mortgage Assoc.	4.000	02/20/47	120	114,226
Government National Mortgage Assoc.	4.000	10/20/47	128	121,123
Government National Mortgage Assoc.	4.000	12/20/47	92	87,008
Government National Mortgage Assoc.	4.000	07/20/48	267	253,107
Government National Mortgage Assoc.	4.000	02/20/49	313	296,933
Government National Mortgage Assoc.	4.000	03/20/49	511	484,099
Government National Mortgage Assoc.	4.000	06/20/52	785	737,376
Government National Mortgage Assoc.	4.500	02/20/40	77	75,996
Government National Mortgage Assoc.	4.500	01/20/41	47	46,835
Government National Mortgage Assoc.	4.500	02/20/41	226	224,617
Government National Mortgage Assoc.	4.500	03/20/41	113	112,344
Government National Mortgage Assoc.	4.500	06/20/44	170	167,080
Government National Mortgage Assoc.	4.500	02/20/46	15	14,298
Government National Mortgage Assoc.	4.500	03/20/46	71	70,135
Government National Mortgage Assoc.	4.500	03/20/47	336	330,326
Government National Mortgage Assoc.	4.500	08/20/47	58	57,410
Government National Mortgage Assoc.	4.500	01/20/48	44	43,586
Government National Mortgage Assoc.	4.500	02/20/48	267	262,436
Government National Mortgage Assoc.	4.500	05/20/52	1,513	1,468,335
Government National Mortgage Assoc.	4.500	08/20/52	989	959,935
Government National Mortgage Assoc.	4.500	10/20/52	175	169,420
Government National Mortgage Assoc.	5.000	07/15/33	122	122,466
Government National Mortgage Assoc.	5.000	09/15/33	166	165,609
Government National Mortgage Assoc.	5.000	04/15/34	11	10,507
Government National Mortgage Assoc.	5.000	07/20/54	625	618,309
Government National Mortgage Assoc.	5.000	12/20/54	1,788	1,768,054
Government National Mortgage Assoc.	5.500	02/15/34	92	92,487

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Government National Mortgage Assoc.	5.500%	02/15/36	59	$60,850
Government National Mortgage Assoc.	5.500	05/20/53	1,626	1,648,577
Government National Mortgage Assoc.	5.500	08/20/55	1,153	1,161,237
Government National Mortgage Assoc.	6.000	08/20/54	786	805,019
Government National Mortgage Assoc.	7.000	04/20/55	203	209,935
Israel Government AID Bond, U.S. Gov’t. Gtd. Notes, Series 30Y	5.500	09/18/33	370	393,837
Resolution Funding Corp. Interest Strips, Bonds	2.980(s)	01/15/30	520	444,999
Resolution Funding Corp. Interest Strips, Bonds	3.617(s)	04/15/30	1,025	867,615
Resolution Funding Corp. Principal Strips, Bonds	4.767(s)	01/15/30	4,150	3,566,163
Tennessee Valley Authority, Sr. Unsec’d. Notes	1.500	09/15/31	120	104,309
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.880	04/01/36	170	186,960

Total U.S. Government Agency Obligations (cost $121,700,927)				115,298,162
U.S. Treasury Obligations 29.0%
U.S. Treasury Bonds	1.875	02/15/51	7,270	3,998,500
U.S. Treasury Bonds	2.000	08/15/51	1,635	921,731
U.S. Treasury Bonds	3.000	08/15/52	1,070	752,009
U.S. Treasury Bonds	4.750	05/15/55	485	466,888
U.S. Treasury Notes	1.875	02/15/32	1,485	1,310,513
U.S. Treasury Notes	3.375	02/29/28	2,145	2,123,047
U.S. Treasury Notes	3.500	01/31/28	4,080	4,047,806
U.S. Treasury Notes	3.500	03/15/29	595	586,586
U.S. Treasury Notes	3.625	08/15/28	3,895	3,863,049
U.S. Treasury Notes	3.625	09/30/30	360	352,997
U.S. Treasury Notes	3.750	10/31/32	1,020	991,472
U.S. Treasury Notes	3.750	11/30/32	4,420	4,293,961
U.S. Treasury Notes	3.750	02/28/33	445	431,546
U.S. Treasury Notes	3.875	03/31/28	1,035	1,032,776
U.S. Treasury Notes	3.875	12/31/32	1,105	1,080,742
U.S. Treasury Notes	4.000	01/31/33	6,870	6,764,266
U.S. Treasury Notes	4.125	05/31/31	930	929,528
U.S. Treasury Notes	4.250	05/31/33	550	548,990
U.S. Treasury Strips Coupon	1.677(s)	02/15/43	1,180	503,618
U.S. Treasury Strips Coupon	2.371(s)	11/15/40	1,880	919,530
U.S. Treasury Strips Coupon	3.301(s)	02/15/46	5,395	1,938,085
U.S. Treasury Strips Coupon	3.490(s)	02/15/42	7,070	3,206,223
U.S. Treasury Strips Coupon	4.160(s)	02/15/41	2,620	1,261,332
U.S. Treasury Strips Coupon	4.350(s)	08/15/41	8,735	4,081,844
U.S. Treasury Strips Coupon	4.354(s)	08/15/51	300	81,533
U.S. Treasury Strips Coupon	4.458(s)	02/15/49	13,080	4,022,848
U.S. Treasury Strips Coupon	4.608(s)	11/15/48	60	18,702
U.S. Treasury Strips Coupon	4.663(s)	02/15/50	410	120,008
U.S. Treasury Strips Coupon	4.728(s)	11/15/42	3,055	1,324,656
U.S. Treasury Strips Coupon	4.770(s)	11/15/49	795	235,868
U.S. Treasury Strips Coupon	4.791(s)	05/15/43	2,680	1,127,239
U.S. Treasury Strips Coupon	4.800(s)	05/15/42	115	51,429
U.S. Treasury Strips Coupon	4.920(s)	08/15/48	225	70,982
U.S. Treasury Strips Coupon	5.050(s)	05/15/44	16,115	6,387,717
U.S. Treasury Strips Coupon	5.103(s)	02/15/44	1,730	695,798
U.S. Treasury Strips Coupon	5.127(s)	08/15/44	600	234,361
U.S. Treasury Strips Coupon	5.345(s)	02/15/45	4,255	1,614,881
U.S. Treasury Strips Coupon(k)	5.458(s)	05/15/40	3,315	1,671,364

Total U.S. Treasury Obligations (cost $68,974,810)				64,064,425

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Shares	Value
Affiliated Exchange-Traded Fund 0.7%
Fixed Income
PGIM AAA CLO ETF (cost $1,537,479)(wa)	30,000	$1,539,300

Total Long-Term Investments (cost $233,434,949)		220,740,634

Short-Term Investment 0.7%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 3.757%) (cost $1,492,236)(wa)	1,492,236	1,492,236

TOTAL INVESTMENTS 100.7% (cost $234,927,185)		222,232,870
Liabilities in excess of other assets(z) (0.7)%		(1,516,671)

Net Assets 100.0%		$220,716,199

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
Aces—Alternative Credit Enhancements Securities
AID—Agency for International Development
BARC—Barclays Bank PLC
CLO—Collateralized Loan Obligation
ETF—Exchange-Traded Fund
FHLMC—Federal Home Loan Mortgage Corporation
MTN—Medium Term Note
N/A—Not Applicable
OTC—Over-the-counter
Q—Quarterly payment frequency for swaps
SOFR—Secured Overnight Financing Rate
T—Swap payment upon termination
TBA—To Be Announced
UMBS—Uniform Mortgage-Backed Securities

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2026.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#		Value
Federal National Mortgage Assoc.	4.500%	TBA	06/11/26	$(6,250)	$(5,999,385)
Federal National Mortgage Assoc.	5.500%	TBA	06/11/26	(1,500)	(1,506,620)
Government National Mortgage Assoc.	5.500%	TBA	06/22/26	(1,500)	(1,509,251)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $8,999,922)					$(9,015,256)

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Futures contracts outstanding at May 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
92	2 Year U.S. Treasury Notes	Sep. 2026	$19,003,750	$16,694
98	5 Year U.S. Treasury Notes	Sep. 2026	10,506,672	40,244
74	10 Year U.S. Ultra Treasury Notes	Sep. 2026	8,293,782	25,335
2	30 Year U.S. Ultra Treasury Bonds	Sep. 2026	228,813	(628)
36	30 Year UMBS TBA – 5.5% Coupon	Jul. 2026	3,608,438	39,051
				120,696
Short Positions:
19	10 Year U.S. Treasury Notes	Sep. 2026	2,086,734	(1,135)
244	20 Year U.S. Treasury Bonds	Sep. 2026	27,381,375	(385,295)
7	30 Year UMBS TBA – 3.0% Coupon	Jul. 2026	613,102	(13,106)
				(399,536)
				$(278,840)
Credit default swap agreements outstanding at May 31, 2026:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
Republic of France	12/20/30	0.250%(Q)	195	$(1,103)	$(530)	$(573)	BARC

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Republic of France	12/20/30	0.250%(Q)	195	0.259%	$23	$(1,091)	$1,114	BARC
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at May 31, 2026:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
1,465	08/27/26	3.809%(T)	1 Day SOFR(2)(T)/ 3.630%	$—	$(3,178)	$(3,178)
340	06/01/31	3.886%(A)	1 Day SOFR(2)(A)/ 3.630%	—	226	226
462	06/01/56	4.132%(A)	1 Day SOFR(1)(A)/ 3.630%	—	1	1
				$—	$(2,951)	$(2,951)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).